Stock Incentive and Employee Benefit Plans	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Incentive and Employee Benefit Plans
10. Stock Incentive and Employee Benefit Plan
2017 Scilex Pharmaceuticals Inc. Equity Incentive Plan
In June 2017, the Board of Directors of the Company adopted the Scilex Pharmaceuticals Inc. Equity Incentive Plan (the “Scilex Pharma 2017 Plan”). In connection with the corporate reorganization in March 2019, the Scilex Pharma 2017 Plan was terminated. Accordingly, after such time, no additional awards were granted under the Scilex Pharma 2017 Plan.
Scilex Holding Company 2019 Stock Option Plan
In May 2019, the Board of Directors of the Company adopted the Scilex Holding Company 2019 Stock Option Plan (the “2019 Stock Option Plan”), which subsequently was amended in December 2020. The 2019 Stock Option Plan was terminated at the closing of the Business Combination, and no further awards have been granted under the 2019 Stock Option Plan thereafter. However, the 2019 Stock Option Plan will continue to govern outstanding awards granted thereunder.
Scilex Holding Company 2022 Equity Incentive Plan
In October 2022, the Board of Directors of the Company adopted the Scilex Holding Company 2022 Equity Incentive Plan (the “Equity Incentive Plan”). The total number of shares of Common Stock for which incentive stock options (“ISOs”) may be granted under the Equity Incentive Plan is not to exceed 20,276,666 shares, which was increased from 14,622,712 as a result of the automatic annual increase on January 1, 2023 pursuant to the Equity Incentive Plan provisions.
On May 4, 2023, the Company’s stockholders approved the amendment to the Equity Incentive Plan to (i) increase the number of shares authorized for issuance thereunder by 10,000,000 shares from 20,276,666 shares to 30,276,666 shares, (ii) increase the number of shares authorized for issuance thereunder pursuant to the exercise of ISOs to 30,276,666 shares, and (iii) modify the commencement date of the automatic increase in the number of shares authorized for issuance thereunder pursuant to the exercise of ISOs to January 1, 2024.
As of December 31, 2023, options to purchase 33,123,798 shares of Common Stock were outstanding under all equity incentive plans.
The Company

recently determined that the aggregate value of all compensation granted or paid to each non-employee
director for the fiscal year ending December 31, 2023 (when aggregated with any remaining compensation payable for the remainder of such fiscal year) would inadvertently exceed the $750,000 annual compensation limit for non-employee
directors (the “Compensation Limit”) under the Equity Incentive Plan, as a result of the previously disclosed equity grants made thereunder to such non-employee
directors in January 2023 (the “Awards”). As a result, the Company’s current non-employee
directors, David Lemus and Dorman Followwill, and the Company’s former non-employee
directors,
Tien-Li
Lee and Laura Hamill, each voluntarily agreed to forfeit (i) a number of shares of Common Stock subject to their Awards or (ii) a combination of shares of Common Stock subject to their Awards and cash compensation payable by the Company for such person’s service as a director for the remainder of 2023, in each case in an amount that would bring each such non-employee
director’s aggregate compensation for the fiscal year ending December 31, 2023 below the Compensation Limit. The non-employee
directors forfeited an aggregate of 311,735 shares of Common Stock and an aggregate of approximately $107,424 in cash compensation.

Scilex Holding Company 2023 Inducement Plan
On January 17, 2023, the compensation committee of the Board of Directors of the Company adopted the Scilex Holding Company 2023 Inducement Plan (the “Inducement Plan”). The Inducement Plan provides for the grant of equity-based awards in the form of non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units, and other awards solely to prospective employees of the Company or an affiliate of the Company, provided that certain criteria are met. The initial maximum number of shares available for grant under the Inducement Plan is 1,400,000 shares of Common Stock (subject to adjustment for recapitalizations, stock splits, reorganizations and similar transactions). No awards were granted under the Inducement Plan during the year ended December 31, 2023.
The following table summarizes stock option activity during the year ended December 31, 2023 (shares in thousands):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life, in years	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	16,939	$1.68	7.0	$38,942
Granted	17,610	$7.02
Exercised	(365)	$1.68
Forfeited/Cancelled	(1,060)	$6.36

Outstanding as of December 31, 2023	33,124	$4.38	7.5	$7,459

Exercisable as of December 31, 2023	18,990	$2.78	6.3	$5,600

Intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the Common Stock for the options that had exercise prices that were lower than the per share fair value of the Common Stock as of the measurement date of the intrinsic value. The weighted-average grant date fair value per share of stock options granted during the year ended December 31, 2023 was $3.24 per share. The total intrinsic values of options exercised during the years ended December 31, 2023, 2022, and 2021 were $1.1 million, $0.3 million, and nil, respectively.
Total stock-based compensation recorded within operating expenses was $14.6 million, $5.3 million and $5.8 million for the years ended December 31, 2023, 2022 and 2021, respectively.
The total unrecognized compensation costs related to unvested employee and non-employee
stock option grants as of December 31, 2023 were $42.4 million, which the Company expects to recognize over a weighted-average period of approximately 3.1 years.
Scilex Holding Company 2022 Employee Stock Purchase Plan
In October 2022, the Board of Directors of the Company adopted the Scilex Holding Company 2022 Employee Stock Purchase Plan (the “ESPP”). The purchase price of the Common Stock is equal to 85% of the lesser of the market value of such shares at the beginning of an offering period or the date of purchase. As of December 31, 2023, the total number of shares of Common Stock that may be issued under the ESPP shall not exceed 2,875,759, which was increased from 1,462,271 shares as a result of automatic annual increase on January 1, 2023.
Total stock-based compensation recorded as operating expense for the ESPP was $21.0 thousand and nil for the year ended December 31, 2023 and 2022, respectively.

Valuation Assumptions
The Company calculates the fair value of stock options and ESPP awards granted to employees and nonemployees using the Black-Scholes option-pricing method. The Black-Scholes option-pricing method requires the use of subjective assumptions.
The following assumptions were used in the Black-Scholes options pricing model to estimate stock-based compensation on the date of grant for stock options and ESPP:

Year Ended December 31, 2023
Stock options:
Expected dividend yield	0.00%
Expected volatility	40.00% - 77.00%
Risk-free interest rate	3.59% - 4.74%
Term of options (in years)	6.25
Employee stock purchase plan:
Expected dividend yield	0.00%
Expected volatility	117.57%
Risk-free interest rate	5.33%
Expected life (in years)	0.50
Employee Benefit Plan
The Company maintains a defined contribution 401(k) plan available to eligible employees. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under federal tax regulations. The Company made matching contributions to the 401(k) plan totaling $0.5 million, $0.3 million and $0.3 million for the years ended December 31, 2023, 2022 and 2021, respectively.
Retainer Shares
On February 13, 2023, the Company entered into a Stock Issuance Agreement (the “SIA”) with a law firm for the provision of legal services to the Company. Under the SIA, the Company issued 4,000,000 shares of Common Stock to the law firm (the “Retainer Shares”). The Retainer Shares are held by the law firm as collateral for the current and future outstanding legal fees due from the Company.
At the option of the law firm, the Retainer Shares may be sold and the net proceeds may be applied against the outstanding legal fees. The Retainer Shares not applied against the outstanding legal fees due will be returned to the Company.
As of December 31, 2023, it was not probable that any of the Retainer Shares would be applied against any outstanding legal fees.